OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2018	2017

Advances from customers	$5,700	$17
Accrued expenses	3,346	3,011
Accrued taxes	3,356	2,311
Holdback and contingent earnout	484	-
Foreign currency derivative contracts	474	148
Provision for returns (1)	191	-
Others	144	255

	$13,695	$5,742

(1)	Following the adoption of ASC 606, the provision for return was recorded as part of other payables and accrued expenses as of December 31, 2018.